CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Feb. 28, 2023 CNY (¥) shares	Feb. 28, 2023 $ / shares	Feb. 28, 2022 CNY (¥) shares	Feb. 28, 2022 $ / shares
Statement [Line Items]
Accounts receivable, net of allowance for credit losses | ¥	¥ 215		¥ 215
Other receivables, deposits and other assets, allowance for credit losses | ¥	5,852		5,052
Amount due from related parties, allowance for credit losses | ¥	¥ 971		¥ 332
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized	500,000,000		500,000,000
Ordinary shares, issued	21,189,215		21,238,806
Ordinary shares, outstanding	21,189,215		21,238,806
Treasury shares	2,912,768		2,863,117